Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Components Of Dividends Declared And Undeclared And In Kind Dividends Deemed On Preferred Stock

	Year ended December 31,
	2016	2015	2014
Preferred A dividends accrued at stated rate	$222	$727	$671
Preferred A additional deemed dividends upon redemption	652	-	-
Preferred B dividends accrued at stated rate	243	831	831
Preferred B additional deemed dividends upon redemption	668	-	-
Preferred C dividends accrued at stated rate	455	2,074	1,950
Preferred C additional deemed dividends at exchange	15,418	-	-
Preferred D dividends accrued at stated rate	3,090	-	-
Dividends declared and undeclared and in kind dividends deemed on preferred stock	$20,748	$3,632	$3,452